SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL
SHARE CAPITAL

26.SHARE CAPITAL

(a)	Authorized share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

On August 12, 2022, the Company issued 43,688,556 Orla Mining Ltd common shares to Gold Standard Ventures Corp shareholders (note 13). The Company incurred issuance costs of C$338,000 ($261,000).

(b)	Warrants

The following summarizes information about the number of warrants outstanding during 2022.

	Exercise		December 31						December 31
Expiry date	price		2021		Exercised		Expired		2022
June 12, 2022	C$	1.65		4,742,500		(4,742,500)		—		—
November 7, 2022	C$	1.40		3,000,000		(3,000,000)		—		—
December 18, 2026	C$	3.00		32,500,000		(2,955,000)		—		29,545,000
Total number of warrants				40,242,500		(10,697,500)		—		29,545,000

Weighted average exercise price			C$	2.72	C$	1.95	C$	—	C$	3.00

The following summarizes information about warrants outstanding during 2021:

	Exercise		December 31						December 31
Expiry date	price		2020		Exercised		Expired		2021
February 15, 2021	C$	2.35		7,782,994		(7,439,744)		(343,250)		—
July 8, 2021	C$	0.62		370,000		(370,000)		—		—
June 12, 2022	C$	1.65		4,992,500		(250,000)		—		4,742,500
November 7, 2022	C$	1.40		3,000,000		—		—		3,000,000
December 18, 2026	C$	3.00		32,500,000		—		—		32,500,000
Total number of warrants				48,645,494		(8,059,744)		(343,250)		40,242,500

Weighted average exercise price			C$	2.64	C$	2.25	C$	2.35	C$	2.72

Subsequent to the reporting period, the Company issued 370,500 common shares for proceeds of C$1,111,500 ($830,000) pursuant to the exercise of warrants.